Goodwill And Other Intangible Assets (Schedule Of Components Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	¥ 36,154	¥ 30,569
Intangible Assets Subject to Amortization, Accumulated Amortization	(12,391)	(8,691)
Intangible Assets Subject to Amortization, Net Carrying Amount	23,763	21,878
Software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	21,032	16,292
Intangible Assets Subject to Amortization, Accumulated Amortization	(9,998)	(8,378)
Intangible Assets Subject to Amortization, Net Carrying Amount	11,034	7,914
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	6,795	6,441
Intangible Assets Subject to Amortization, Accumulated Amortization	(566)
Intangible Assets Subject to Amortization, Net Carrying Amount	6,229	6,441
Know How Technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	3,368	3,051
Intangible Assets Subject to Amortization, Accumulated Amortization	(458)	(4)
Intangible Assets Subject to Amortization, Net Carrying Amount	2,910	3,047
Others
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	4,959	4,785
Intangible Assets Subject to Amortization, Accumulated Amortization	(1,369)	(309)
Intangible Assets Subject to Amortization, Net Carrying Amount	¥ 3,590	¥ 4,476